Debt - Paycheck Protection Program Loan (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt
Interest expense		$ 96	$ 1,054	$ 2,306	$ 1,315
Paycheck Protection Program Loan
Debt
Proceeds from loan	$ 1,100
Interest rate percentage	1.00%
Interest expense				$ 100	$ 100